PRINCIPAL ACCOUNTING POLICIES (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 Land use rights Minimum	Dec. 31, 2014 Land use rights Maximum	Dec. 31, 2014 Building	Dec. 31, 2014 Leasehold improvements	Dec. 31, 2014 Electronic equipment Minimum	Dec. 31, 2014 Electronic equipment Maximum	Dec. 31, 2014 Furniture and fixtures	Dec. 31, 2014 Motor vehicles	Dec. 31, 2014 Other assets	Dec. 31, 2014 Denominated in United States dollars USD ($)	Dec. 31, 2014 Denominated in United States dollars CNY	Dec. 31, 2013 Denominated in United States dollars USD ($)	Dec. 31, 2013 Denominated in United States dollars CNY
Principal accounting policies
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements	6.2046
Amount of cash and restricted cash held in U.S. dollars															$ 36,735	224,784	$ 29,715	181,169
Estimated useful lives						32 years 5 months 1 day	50 years	20 years		3 years	5 years	5 years	5 years	5 years
Estimated useful lives									Lesser of the lease period or the estimated useful life
Useful life of intangible assets				5 years	10 years
Impairment of long-lived assets recognized	0	0	0
Display period of online recruitment services				7 days	1 year
Value-added tax rate (as a percent)	6.00%
Business tax rate (as a percent)	5.00%
Advertising and promotion expenses	107,119	80,307	65,667